Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Restricted sponsor shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in Shares)	7,500,000
Remaining exercise period	$ 5.17
Restricted sponsor shares [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	12.5
Share value	2.95
Restricted sponsor shares [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	30
Share value	$ 5.65
Price adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in Shares)	15,000,000	15,000,000
Remaining exercise period	$ 3.17	$ 3.66
Price adjustment [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	12.5	12.5
Share value	3.42	1.32
Price adjustment [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	17.5	17.5
Share value	$ 4.8	$ 2
Restricted sponsor shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in Shares)		7,500,000
Remaining exercise period		$ 5.66
Restricted sponsor shares [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price		12.5
Share value		1.17
Restricted sponsor shares [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price		30
Share value		$ 2.63